FSB Bancorp, Inc. (Parent Company Only) Financial Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Interest Income	$ 10,157	$ 8,724
Net Income	290	938
Parent company
Income Statement [Abstract]
Interest Income	29	20
Other Expense	(301)	(89)
Equity in undistributed earnings of banking subsidiary	562	1,007
Net Income	$ 290	$ 938